Notes Payable (Tables)	12 Months Ended
Dec. 31, 2019
Notes Payable [Abstract]
Schedule of reconciles notes payable
	December 31, 2019	December 31, 2018
Convertible notes payable	$-	$(98,903)
Notes payable	4,880,000	-
Accrued interest	119,218	(13,250)
Payments on notes payable	(85,657)	-
Financing costs	-	(3,317)
Transfer from prepaid	54,329	-
Amortization of financing costs	-	22,721
Beneficial conversion factor	-	(111,370)
Amortization of beneficial conversion factor	-	204,119

	$4,967,890	$-